Note 9 - Fair Value of Financial Instruments - 10Q (Details) - Estimated Fair Values of Financial Instruments (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL ASSETS:
Cash and cash equivalents	$ 48,263	$ 42,607	$ 64,940	$ 79,799	$ 36,407
Interest-bearing time deposits in banks		34,625		71,263
Federal Home Loan Bank stock	375	375		576
Loans held for sale	3,369	4,435		3,339
Accrued interest receivable	1,357	1,501		1,516
Loans receivable—net	331,631	337,328		331,453
FINANCIAL LIABILITIES:
Deposits held for sale	4,690
Other borrowings	996	3,109		6,679
Advance payments by borrowers for taxes and insurance	294	676		816
Certificates of deposit		251,743
Fair Value, Inputs, Level 1 [Member]
FINANCIAL ASSETS:
Cash and cash equivalents	48,263	42,607
Cash and cash equivalents	48,263	42,607
FINANCIAL LIABILITIES:
Deposits held for sale	4,690
Deposits held for sale	4,690
Fair Value, Inputs, Level 2 [Member]
FINANCIAL ASSETS:
Interest-bearing time deposits in banks	25,858	29,592
Interest-bearing time deposits in banks	26,422	30,413
Federal Home Loan Bank stock	375	375
Federal Home Loan Bank stock	375	375
Loans held for sale	3,369	4,435
Loans held for sale	3,369	4,435
Cash surrender value of life insurance	23,401	23,003
Cash surrender value of life insurance	23,401	23,003
Accrued interest receivable	1,357	1,501
Accrued interest receivable	1,357	1,501
FINANCIAL LIABILITIES:
Checking, money market and savings accounts	198,798	203,308
Other borrowings	996	3,109
Other borrowings	1,078	3,239
Accrued interest payable	23	23
Accrued interest payable	23	23
Advance payments by borrowers for taxes and insurance	294	676
Advance payments by borrowers for taxes and insurance	294	676
Fair Value, Inputs, Level 3 [Member]
FINANCIAL ASSETS:
Loans receivable—net	331,631	337,328
Loans receivable—net	339,320	351,642
FINANCIAL LIABILITIES:
Certificates of deposit	238,405	251,743
Certificates of deposit	$ 239,505	$ 255,573